VIA EDGAR

August 24, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:	Smith Barney Oregon Municipals Fund (the "Fund")
	File Nos. 33-52643 and 811-07149


Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective
Amendment No. 9 filed on August 19, 1999.

Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,


/s/Michael Kocur
Michael Kocur
Assistant Secretary